PGIM S&P 500 Buffer 12 ETF - January
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 103.9%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $72,334)(wb)	72,334	$72,334
Options Purchased*~ 102.8%
(cost $6,791,408)		6,944,536

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.9% (cost $6,863,742)		7,016,870
Options Written*~ (3.9)%
(premiums received $220,601)		(263,207)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,643,141)		6,753,663
Liabilities in excess of other assets(z) (0.0)%		(1,067)

Net Assets 100.0%		$6,752,596

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$5.86		113		11	$6,686,569
SPDR S&P 500 ETF Trust	Put	12/31/25	$586.08		113		11	257,967
Total Options Purchased (cost $6,791,408)								$6,944,536

PGIM S&P 500 Buffer 12 ETF - January
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$667.19		113		11	$(140,706)
SPDR S&P 500 ETF Trust	Put	12/31/25	$515.75		113		11	(122,501)
Total Options Written (premiums received $220,601)							$(263,207)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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